Stock Based Compensation (Details) - USD ($) $ / shares in Millions	1 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 29, 2023	May 27, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023	Jun. 30, 2022
Stock Based Compensation (Details) [Line Items]
Shares of common stock (in Shares)		15,000,000
Total fair value of stock options		$ 1,638,381
Stock based compensation expense			$ 1,194,653	$ 102,399
Intrinsic value of the granted options	$ 1,600,000
Total proceeds received		$ 15,000
Other liability			$ 0		$ 14,825		$ 12,725	$ 14,825
Stock based compensation expense					34,133	$ 95,835	$ 409,595
intrinsic value of the granted options (in Dollars per share)							$ 1.6
Unvested compensation costs					$ 1,600,000		$ 1,200,000	$ 1,600,000
Employment service period							2 years 9 months 18 days	3 years 10 months 24 days
Common Stock [Member]
Stock Based Compensation (Details) [Line Items]
Shares of common stock (in Shares)		15,000,000	704,819
2023 Plan [Member]
Stock Based Compensation (Details) [Line Items]
Shares of common stock (in Shares)			3,520,123
Board of Directors [Member]
Stock Based Compensation (Details) [Line Items]
Shares of common stock (in Shares)		15,000,000